LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Summary Of Long-term prepayments, deposits and other assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Long term prepayments deposits and other assets [Abstract]
Other long-term assets	$ 109,627	$ 106,268
Less: accumulated amortization	(87,794)	(80,170)
Other long-term assets, net	21,833	26,098
Advance payments and deposits for acquisition of property and equipment	33,275	30,928
Long-term prepayments	12,458	48,469
Other deposits and other	3,636	11,620
Deferred financing costs, net	403	440
Long-term prepayments, deposits and other assets	$ 71,605	$ 117,555